UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-21726

360 Funds

(Exact name of registrant as specified in charter)

4300 Shawnee Mission Parkway, Suite 100, Fairway, KS	66205
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

Corporation Trust Center

1209 Orange St.

Wilmington, DE 19801

(Name and address of agent for service)

With Copies To:

John H. Lively

Practus, LLP

11300 Tomahawk Creek Parkway, Suite 310

Leawood, KS 66211

Registrant’s telephone number, including area code: 877-244-6235

Date of fiscal year end:  10/31/2019

Date of reporting period: 10/31/2019

ITEM 1.	REPORTS TO SHAREHOLDERS

The Annual report to Shareholders of the Powell Alternative Income Strategies Fund, a series of the 360 Funds (the “registrant”), for the fiscal year ended October 31, 2019 pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1), as amended,  is filed herewith.

Powell Alternative Income Strategies Fund
Investor Class Shares (Ticker Symbol: PAISX)

A series of the
360 Funds

ANNUAL REPORT

OCTOBER 31, 2019

Investment Adviser

Powell Capital, LLC

938 Broadway, Court C, 2nd Floor

Tacoma, WA 98407

IMPORTANT NOTE: Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Powell Alternative Income Strategies Fund’s (the “Fund”) shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by calling or sending an e-mail request.

Dear Investor:

The Powell Alternative Income Strategies Fund (“PAISX” or the “Fund”) commenced operations on April 18, 2018.  The Fund’s strategy is to invest in a portfolio of common stocks and index ETFs.  The Fund then generates income by collecting premium from writing call options and collecting dividend income on the underlying stocks/ETFs.  The Fund utilizes leveraged, inverse ETFs that correspond to the Fund’s long holdings to help mitigate volatility in the equity holdings and provide the portfolio with some downside protection.

The Fund uses the Hedge Fund Research HFRX EH Equity Market Neutral Index(a)  (the “HFRX Index”) as its primary benchmark.  For the year ended October 31, 2019, the Fund’s total return was (2.24%)(b) compared to (2.69%) for the HFRX Index .  The Fund slightly outperformed the benchmark for the year based on maintaining a higher net equity exposure throughout the period.  The Fund uses the Bloomberg Barclays U.S. Aggregate Bond Index(c) (the “Barclays Index”) as its secondary benchmark.  For the year ended October 31, 2019, the Fund underperformed the Barclays Index which returned 11.51% for the period.  The underperformance was related to a significant rally in the bond market due to the Fed reducing interest rates during the period.

The Fund’s Top Five Holdings as of October 31, 2019 were as follows:

Rank	Symbol	Description	Weight	Sector
1	SDOW	ProShares UltraPro Short Dow 30	15.41%	Financial
2	VOO	Vanguard S&P 500 ETF	11.41%	Financial
3	BA	Boeing Co.	5.58%	Industrials
4	UNH	UnitedHealth Group, Inc.	4.15%	Healthcare
5	AAPL	Apple, Inc.	4.08%	Information Technology

* The percentages in the above table are based on net assets of the Fund as of October 31, 2019, and are subject to change.

Sincerely,

Jim Robertson, CEO, Portfolio Manager

Powell Capital, LLC

(a) The Hedge Fund Research HFRX EH Equity Market Neutral Index is a common benchmark for long/short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the SEC). More information about this index may be found at www.hedgefundresearch.com. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

(b) The performance information quoted assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235. Investors should consider the investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information about the Fund can be found in the Fund’s prospectus. Please read it carefully before investing.

(c) The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Barclays Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

October 31, 2019 (Unaudited)

	Average Annual Total Returns
	For the Year Ended October 31, 2019	Commencement of Operations through October 31, 2019*
Powell Alternative Income Strategies Fund	(2.24)%	(2.82)%
Hedge Fund Research HFRX EH Equity Market Neutral Index	(2.69)%	(3.29)%
Bloomberg Barclays U.S. Aggregate Bond Index	11.51%	6.96%
S&P 500® Total Return Index	14.33%	9.89%

* The Powell Alternative Income Strategies Fund Investor Class shares commenced operations on April 18, 2018.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-244-6235.

The above graph depicts the performance of the Fund versus the Hedge Fund Research HFRX EH Equity Market Neutral Index, Bloomberg Barclays U.S. Aggregate Bond Index (the “Barclays Index”) and the S&P 500® Total Return Index (the “S&P 500”). The Hedge Fund Research HFRX EH Equity Market Neutral Index is a common benchmark for long/short market neutral hedge funds (funds traditionally only available to high net-worth accredited and institutional investors that are also “qualified clients” as defined by the SEC). More information about this index may be found at www.hedgefundresearch.com. The Barclays Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Barclays Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and CMBS (agency and non-agency). The S&P 500 is a broad unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Index returns assume reinvestment of dividends. Investors may not invest in any index directly; unlike the Fund’s returns, each Index does not reflect any fees or expenses.  The Fund will generally not invest in all the securities comprising each index.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

INVESTMENT HIGHLIGHTS

October 31, 2019 (Unaudited)

The investment objective of the Powell Alternative Income Strategies Fund (the “Fund”) is to generate income and capital appreciation with lower volatility as compared to the S&P 500.  Powell Capital, LLC (the “Adviser”) seeks to achieve the Fund’s investment objective by employing a multi-strategy approach that will target income and capital appreciation while maintaining an active hedging structure to mitigate volatility. The Adviser may utilize each or any combination of the following alternative investment strategies: (1) a Protected Income Strategy; (2) a Pair Trade Strategy; and/or (3) any other strategies identified by the Adviser, from time to time, that under current market and economic conditions are most suited to achieve the Fund’s objective. There is no requirement for the Adviser to use all of the strategies at any given time, and the Adviser may determine that the relevant conditions warrant allocation of all of the Fund’s assets to only one of these strategies.

Protected Income Strategy: The strategy has two components: income generation and volatility protection. Income generation involves purchasing dividend-paying securities and selling covered calls. The Fund realizes income when it collects dividends on securities and premiums on the written calls. The Fund manages the volatility of the portfolio by using various hedging techniques, such as purchasing inverse exchange-traded funds (“ETFs”) or put options on either the portfolio’s securities or a broad securities index.

Pair Trade Strategy: The strategy aims to extract returns by taking advantage of market dislocations and pricing inefficiencies of various types: behavorial, technical or fundamental. The strategy monitors performance of two historically correlated securities. When the correlation between the two securities temporarily weakens (i.e., one security moves up while the other moves down), the pair trade would be to short the outperforming security and to go long the underperforming one. This strategy attempts to gain on the “spread” between the two positions that would eventually converge. When implementing this strategy, the Fund invests in ETFs, including leveraged and inverse ETFs. The Fund may also utilize futures and options on securities indices and ETFs.

Alternative Strategies Flexibility: The Adviser may identify additional and new strategies from time to time that will generate income and capital appreciation while managing volatility. These strategies may involve the utilization of equity and fixed income securities, as well as puts, options and futures. These strategies may also involve high portfolio turnover. These strategies may also involve making investments in other investment companies, including ETFs.

When determining how to allocate the Fund’s assets among the strategies, the Adviser considers a variety of factors. These factors include asset class allocations, preferred asset class positioning and contribution to overall portfolio characteristics. These characteristics include capitalization size, growth and profitability measures, valuation measures, economic sector weightings, country weightings, earnings and price volatility statistics, yield, liquidity, credit quality and duration. The Fund also considers the manner in which the specific strategies’ historical and expected investment returns, as well as the historical and expected returns of asset classes, correlate with one another. In addition, Adviser may adjust allocations based on the Fund’s overall exposures and forecasted portfolio risk.

Allocation of Portfolio Holdings

Asset Class	Percentage of Net Assets
Common Stock	65.44%
Exchange-Traded Funds	29.74%
Call Options Purchased	0.01%
Call Options Written	(0.01)%
Cash, Cash Equivalents & Other, Net	4.82%
100.00%

The percentages in the above table are based on net assets of the Fund as of October 31, 2019 and are subject to change. For a detailed break-out of holdings by industry and investment type, please refer to the Schedule of Investments.

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
October 31, 2019	ANNUAL REPORT

COMMON STOCK - 65.44%	Shares	Value

Aerospace & Defense - 7.93%
Boeing Co. (a)	1,600	$543,856
United Technologies Corp. (a)	1,600	229,728
		773,584
Apparel - 1.47%
NIKE, Inc. - Class B (a)	1,600	143,280

Banks - 5.55%
Goldman Sachs Group, Inc. (a)	1,600	341,408
JPMorgan Chase & Co. (a)	1,600	199,872
		541,280
Beverages - 0.89%
Coca-Cola Co.	1,600	87,088

Chemicals - 0.83%
Dow, Inc. (a)	1,600	80,784

Computers - 6.28%
Apple, Inc. (a)	1,600	398,016
International Business Machines Corp. (a)	1,600	213,968
		611,984
Cosmetics & Personal Care - 2.04%
Procter & Gamble Co. (a)	1,600	199,216

Diversified Financial Services - 4.86%
American Express Co. (a)	1,600	187,648
Visa, Inc. - Class A (a)	1,600	286,176
		473,824
Healthcare - Services - 4.15%
UnitedHealth Group, Inc. (a)	1,600	404,320

Insurance - 2.15%
Travelers Cos., Inc. (a)	1,600	209,696

Machinery - Construction & Mining - 2.26%
Caterpillar, Inc. (a)	1,600	220,480

Media - 2.13%
Walt Disney Co. (a)	1,600	207,872

Miscellaneous Manufacturing - 2.71%
3M Co. (a)	1,600	263,984

Oil & Gas - 3.02%
Chevron Corp. (a)	1,600	185,824
Exxon Mobil Corp. (a)	1,600	108,112
		293,936
Pharmaceuticals - 4.22%
Johnson & Johnson (a)	1,600	211,264
Merck & Co., Inc. (a)	1,600	138,656
Pfizer, Inc. (a)	1,600	61,392
		411,312

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
October 31, 2019	ANNUAL REPORT

COMMON STOCK - 65.44% (continued)	Shares	Value

Retail - 9.90%
Home Depot, Inc. (a)	1,600	$375,328
McDonald’s Corp. (a)	1,600	314,720
Walgreens Boots Alliance, Inc. (a)	1,600	87,648
Walmart, Inc. (a)	1,600	187,616
		965,312
Semiconductors - 0.93%
Intel Corp. (a)	1,600	90,448

Software - 2.35%
Microsoft Corp. (a)	1,600	229,392

Telecommunications - 1.77%
Cisco Systems, Inc. (a)	1,600	76,016
Verizon Communications, Inc. (a)	1,600	96,752
		172,768

TOTAL COMMON STOCK (Cost $6,323,377)		6,380,560

EXCHANGE-TRADED FUNDS - 29.74%

Equity Funds - 29.74%
ProShares UltraPro Short Dow30	33,120	1,502,335
SPDR Dow Jones Industrial Average ETF Trust	1,052	284,545
Vanguard S&P 500 ETF	3,995	1,112,807
		2,899,687

TOTAL EXCHANGE-TRADED FUNDS (Cost $2,908,565)		2,899,687

CALL OPTIONS PURCHASED - 0.01%	Contracts [1]	Notional Amount	Price Exercise	Expiration
ProShares UltraPro S&P 500	100	$595,000	$59.50	11/1/2019	1,300

TOTAL CALL OPTIONS PURCHASED ($3,650)					1,300

SHORT-TERM INVESTMENT - 0.77%	Shares

Federated Government Obligations Fund - Institutional Shares, 1.71% (a) (b)	75,037	75,037

TOTAL SHORT-TERM INVESTMENT (Cost $75,037)		75,037

TOTAL INVESTMENTS, AT VALUE (Cost $9,310,629) - 95.96%		9,356,584

OPTIONS WRITTEN, AT VALUE (Proceeds $2,784) - (0.01%)		(1,168)

OTHER ASSETS IN EXCESS OF LIABILITIES, NET - 4.05%		395,334

NET ASSETS - 100%		$9,750,750

(a)	All or a portion of the security is segregated as collateral for call options written. See Note 3.
(b)	Rate shown represents the 7-day effective yield at October 31, 2019, is subject to change and resets daily.
[1]	Each option contract is equivalent to 100 shares of the underlying ETF. All options are non-income producing.

ETF - Exchange-Traded Fund

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND
SCHEDULE OF INVESTMENTS
October 31, 2019	ANNUAL REPORT

OPTIONS WRITTEN - (0.01)%

CALL OPTIONS WRITTEN - (0.01%)	Contracts [1]	Notional Amount	Exercise Price	Expiration	Value

CBOE S&P 500 Index	2	$614,000	$3,070.00	11/1/2019	$50
CBOE S&P 500 Index	2	615,000	3,075.00	11/1/2019	30
CBOE S&P 500 Index	2	616,000	3,080.00	11/1/2019	20
CBOE S&P 500 Index	2	612,000	3,060.00	11/4/2019	440
CBOE S&P 500 Index	2	615,000	3,075.00	11/4/2019	114
CBOE S&P 500 Index	2	614,000	3,070.00	11/6/2019	514

TOTAL CALL OPTIONS WRITTEN (Proceeds $2,784)					$1,168

1 Each option contract is equivalent to 100 shares of the underlying Index.  All options are non-income producing.

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2019	ANNUAL REPORT
Assets:
Investments, at cost	$9,310,629
Investments, at value	$9,356,584
Deposits at broker for options	98,400
Receivables:
Interest	669
Dividends	5,280
Investment securities sold	540,983
Prepaid expenses	1,760
Total assets	10,003,676

Liabilities:
Options written, at proceeds	$2,784
Options written, at value	$1,168
Payables:
Investment securities purchased	238,778
Due to Adviser	302
Accrued distribution (12b-1) fees	3,471
Due to Administrator	4,469
Accrued expenses	4,738
Total liabilities	252,926
Net Assets	$9,750,750

Sources of Net Assets:
Beneficial interest	$10,657,416
Total accumulated deficit	(906,666)
Total Net Assets ($0 par value, Unlimited shares of beneficial interest authorized)	$9,750,750

Investor Class Shares:
Net assets applicable to 1,091,497 shares outstanding	$9,750,750
Net Asset Value, Offering and Redemption Per Share	$8.93

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

STATEMENT OF OPERATIONS

ANNUAL REPORT

For the
Year Ended
October 31, 2019

Investment income:
Dividends	$194,028
Interest	11,985
Total investment income	206,013

Expenses:
Advisory fees (Note 6)	170,520
Distribution (12b-1) fees - Investor Class (Note 6)	24,360
Accounting and transfer agent fees and expenses (Note 6)	66,232
Legal fees	26,475
Trustee fees and expenses	23,939
Compliance officer fees (Note 6)	18,000
Miscellaneous	17,854
Shareholder network fees	15,436
Audit fees	13,150
Custodian fees	11,224
Pricing fees	9,751
Brokerage expense	5,361
Registration and filing fees	2,048
Insurance	1,748
Reports to shareholders	472
Total expenses	406,570
Less expense reimbursement:
Fees waived by Adviser (Note 6)	(123,606)
Fees waived by Administrator (Note 6)	(34,000)
Net expenses	248,964

Net investment loss	(42,951)

Realized and unrealized gain (loss):
Net realized gain (loss) on:
Investments	(964,717)
Options written	261,814
Net realized loss on investments and options written	(702,903)

Net change in unrealized appreciation on:
Investments	575,637
Options written	8,678
Net change in unrealized appreciation on investments and options written	584,315

Net realized and unrealized loss on investments and options written	(118,588)

Net decrease in net assets resulting from operations	$(161,539)

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

ANNUAL REPORT

	For the	For the
	Year Ended	Period Ended
	October 31, 2019	October 31, 2018 (a)

Increase (decrease) in net assets from:
Operations:
Net investment loss	$(42,951)	$(28,081)
Net realized gain (loss) on investments and options written	(702,903)	446,407
Net change in unrealized appreciation (depreciation) on investments and options written	584,315	(536,744)
Net decrease in net assets resulting from operations	(161,539)	(118,418)

Distributions to shareholders from:
Total distributable earnings - Investor Class	(630,275)	—
Total distributions	(630,275)	—

Beneficial interest transactions (Note 4):
Increase in net assets from beneficial interest transactions	1,786,319	8,874,663

Increase in net assets	994,505	8,756,245

Net Assets:
Beginning of year/period	8,756,245	—

End of year/period	$9,750,750	$8,756,245

(a)	The Powell Alternative Income Strategies Fund commenced operations on April 18, 2018

The accompanying notes are an integral part of these financial statements.

POWELL ALTERNATIVE INCOME STRATEGIES FUND

FINANCIAL HIGHLIGHTS

ANNUAL REPORT

The following tables set forth the per share operating performance data for a share of beneficial interest outstanding, total return ratios to average net assets and other supplemental data for the year/period indicated.

	Investor Class

	For the	For the
	Year Ended	Period Ended
	October 31, 2019	October 31, 2018 (a)

Net Asset Value, Beginning of Year/Period	$9.79	$10.00

Investment Operations:
Net investment loss	(0.04)	(0.05)
Net realized and unrealized loss on investments	(0.19)	(0.16)
Total from investment operations	(0.23)	(0.21)

Distributions:
From net realized capital gains	(0.63)	—
Total distributions	(0.63)	—

Net Asset Value, End of Year/Period	$8.93	$9.79

Total Return (b)	(2.24)%	(2.10	)%(c)

Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$9,751	$8,756

Ratios of expenses to average net assets (d)(g):
Before fees waived and expenses reimbursed	4.17%	5.07	%(e)(f)
After fees waived and expenses reimbursed	2.56%	2.51	%(e)(f)

Ratios of net investment loss (d) (g) (h):
Before fees waived and expenses reimbursed	(2.06)%	(3.46	)%(e)(f)
After fees waived and expenses reimbursed	(0.44)%	(0.91	)%(e)(f)

Portfolio turnover rate	1148%	995	%(c)

(a)	The Powell Alternative Income Strategies Fund commenced operations on April 18, 2018.

(b)	Total Return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends, if any.

(c)	Not annualized.

(d)	Ratios do not include expenses of the investment companies in which the Fund invests.

(e)	Annualized.

(f)	Ratios are for the period from April 23, 2018, the date of initial expense accruals, through October 31, 2018.

(g)	The ratios include 0.01% of interest expense from options written during the period ended October 31, 2018 and 0.06% for the year ended October 31, 2019.

(h)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2019

1.            ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Powell Alternative Income Strategies Fund (the “Fund”) is a series of 360 Funds (the “Trust”). The Trust was organized on February 24, 2005 as a Delaware statutory trust. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund is a non-diversified Fund.  As a non-diversified Fund, it may invest a significant portion of its assets in a small number of companies. The Fund’s investment objective is to generate income and capital appreciation with lower volatility as compared to the S&P 500® Index. The Fund’s investment adviser is Powell Capital, LLC (the “Adviser”). The Fund has one class of shares, Investor Class shares. The Fund commenced operations on April 18, 2018.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.  The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

a)            Security Valuation – All investments in securities are recorded at their estimated fair value, as described in Note 2.

b)            Options – The Fund’s option strategy consists of selling and purchasing put and call options on securities and security indexes. The sale of put options generates income for the Fund, but exposes it to the risk of declines in the value of the underlying assets. The risk in purchasing options is limited to the premium paid by the Fund for the options. The sale of call options generates income for the Fund, but may limit the Fund’s participation in equity market gains. The Fund’s investment adviser seeks to reduce the overall volatility of returns for the Fund by managing a portfolio of options. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current fair value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions.

Purchasing and selling put and call options are highly specialized activities and entail greater than ordinary investment risks. The successful use of options depends in part on the ability of the investment adviser to manage future price fluctuations and the degree of correlation between the options and securities (or currency) markets. By selling put options on equity securities, the Fund gives up the opportunity to benefit from potential increases in the value of the underlying securities above the strike prices of the sold put options, but continue to bear the risk of declines in the value of underlying securities held by the Fund. The Fund will receive a premium from the purchaser of a covered call option sold, which they retain whether or not the option is exercised. The premium received from the sold options may not be sufficient to offset any losses sustained from the volatility of the underlying equity securities over time.

The Fund will incur a loss as a result of a written option (also referred to as a short position) if the price of the written option instrument increases in value between the date when the Fund writes the option and the date on which the Fund purchases an offsetting position. The Fund’s losses are potentially large in a written put transaction and potentially unlimited in a written call transaction.  Please refer to the Fund’s prospectus for a full listing of risks associated with these instruments.

c)             Exchange-Traded Funds - The Fund may invest in Exchange-Traded Funds (“ETFs”). ETFs are registered investment companies and incur fees and expenses such as operating expenses, licensing fees, registration fees, trustee fees, and marketing expenses, and ETF shareholders, such as the Fund, pay their proportionate share of these expenses. Your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs. By investing in the Fund, you will indirectly bear fees and expenses charged by the underlying ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. Also, with respect to dividends paid by the ETFs, it is possible for these dividends to exceed the underlying investments’ taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from investments in securities that represent a return of capital or capital gains are recorded as a reduction of the cost of investments or as a realized gain, respectively.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2019

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

d)            Federal Income Taxes – The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

As of and during the year ended October 31, 2019, the Fund did not have a liability for any unrecognized tax expenses. The Fund recognizes interest and penalties, if any, related to unrecognized tax liability as income tax expense in the Statement of Operations. During the year ended October 31, 2019, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. Federal and Delaware state.

In addition, accounting principles generally accepted in the United States of America (“GAAP”) require management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities.  As of and during the year ended October 31, 2019 and during the period from April 18, 2018 (commencement of operations) through October 31, 2018, the Fund did not have a liability for any unrecognized tax benefits.  The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

e)            Distributions to Shareholders – Dividends from net investment income and distributions of net realized capital gains, if any, will be declared and paid at least annually. Income and capital gain distributions, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. GAAP requires that permanent financial reporting differences relating to shareholder distributions be reclassified to paid-in capital.

f)            Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g)            Non-Diversified Fund – The Fund is a non-diversified fund. In general, a non-diversified fund may invest a greater percentage of its assets in a particular issue and may own fewer securities than other mutual funds. Accordingly, a non-diversified fund is generally subject to the risk that a large loss in an individual issue will cause a greater loss for the fund than it would if the fund was required to hold a larger number of securities or smaller positions.

h)           Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis as determined by the Board of Trustees (the “Board”).

i)             Other – Investment and shareholder transactions are recorded on trade date. The Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

2.            SECURITIES VALUATIONS

Processes and Structure

The Fund’s Board has adopted guidelines for valuing securities and other derivative instruments including circumstances in which market quotes are not readily available, and has delegated authority to the Adviser to apply those guidelines in determining fair value prices, subject to review by the Board.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2019

2.            SECURITIES VALUATIONS (continued)

Hierarchy of Fair Value Inputs

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

●

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company’s major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common stock and ETFs) – Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship, and are categorized in Level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in Level 2.

Money market funds – Money market funds are valued at their net asset value and are categorized as Level 1.

Derivative instruments – Listed derivatives, including options that are actively traded are valued based on quoted prices from the exchange and categorized in Level 1 of the fair value hierarchy. Options held by the Fund for which no current quotations are readily available and which are not traded on the valuation date are valued at the mean price and are categorized within Level 2 of the fair value hierarchy. Options that are thinly traded for which a mean price is not available are valued at the ask price or the bid price, whichever is available, and are categorized within Level 2 of the fair value hierarchy. Over-the-counter (OTC) derivative contracts include forward, swap, and option contracts related to interest rates; foreign currencies; credit standing of reference entities; equity prices; or commodity prices, and warrants on exchange-traded securities. Depending on the product and terms of the transaction, the fair value of the OTC derivative products can be modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments, and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. OTC derivative products valued using pricing models are categorized within Level 2 of the fair value hierarchy.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2019

2.            SECURITIES VALUATIONS (continued)

If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities, when prices are not readily available from a pricing service, or when certain restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board and the Fair Valuation Committee. These securities will be categorized as Level 3 securities.

The following table summarizes the inputs used to value the Fund’s assets and liabilities measured at fair value as of October 31, 2019.

Financial Instruments – Assets

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Common Stock (2)	$6,380,560	$—	$—	$6,380,560
Exchange-Traded Funds (2)	2,899,687			2,899,687
Call Options Purchased	1,300			1,300
Short-Term Investments	75,037	—	—	75,037
Total Assets	$9,356,584	$—	$—	$9,356,584

Derivative Instruments – Liabilities

Security Classification (1)	Level 1	Level 2	Level 3	Totals
Call Options Written	$1,168	$—	$—	$1,168
Total Liabilities	$1,168	$—	$—	$1,168

(1)           As of and during the year ended October 31, 2019, the Fund held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2)             All common stock and exchange-traded funds (“ETFs”) held in the Fund are Level 1 securities. For a detailed break-out of common stock by industry and ETFs by investment type, please refer to the Schedule of Investments.

It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period. There were no assets or liabilities transferred into and out of any Levels during the year ended October 31, 2019.

During the year ended October 31, 2019 no securities were fair valued.

3.	DERIVATIVES TRANSACTIONS

As of October 31, 2019, portfolio securities valued at $5,508,048 were held in escrow by the custodian as cover for options written by the Fund.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2019

3.             DERIVATIVES TRANSACTIONS (continued)

As of October 31, 2019, the location on the Statement of Assets and Liabilities for financial derivative instrument fair values is as follows:

Assets	Location	Equity Contracts
Call options purchased	Investments, at value	$1,300
Total Assets		$1,300

Liabilities	Location	Equity Contracts
Call options written	Options written, at value	$1,168
Total Liabilities		$1,168

Realized and unrealized gains and losses on derivatives contracts entered into by the Fund during the year ended October 31, 2019, are recorded in the following locations in the Statement of Operations:

Net change in unrealized appreciation (depreciation) on:	Location	Equity Contracts
Call options purchased	Investments	$(2,350)
Put options purchased	Investments	84,718
Call options written	Options written	8,678
		$91,046

Net realized gain (loss) on:	Location	Equity Contracts
Call options purchased	Investments	$(1,545)
Put options purchased	Investments	(95,873)
Call options written	Options written	261,814
		$164,396

All open derivative positions at October 31, 2019 are reflected on the Fund’s Schedule of Investments. The following table presents the Fund’s liability derivatives available for offset under a master netting arrangement net of collateral pledged as of October 31, 2019.

Gross Amounts of Liabilities Presented in the Statement of Assets & Liabilities

	Gross Amounts of Recognized Liabilities		Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities		Financial Instruments Pledged		Cash Collateral Pledged	Net Amount of Liabilities
Options Written Contracts	$1,168	(1)	$—	$1,168	(1)	$1,168	(2)	$—	$—
Total	$1,168	(1)	$—	$1,168	(1)	$1,168	(2)	$—	$—

(1) Written options at value as presented in the Schedule of Investments.

(2) The amount is limited to the derivative liability balance and accordingly does not include excess collateral pledged.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2019

4.            BENEFICIAL INTEREST TRANSACTIONS

Transactions in shares of beneficial interest for the Fund for the year ended October 31, 2019 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Investor Class
Shares	314,260	(188,710)	71,703	197,253
Value	$2,866,427	$(1,710,383)	$630,275	$1,786,319

Transactions in shares of beneficial interest for the Fund for the period from April 18, 2018 (commencement of operations) through October 31, 2018 were as follows:

	Sold	Redeemed	Reinvested	Net Increase
Investor Class
Shares	929,248	(35,004)	—	894,244
Value	$9,221,255	$(346,592)	$—	$8,874,663

5.	INVESTMENT TRANSACTIONS

For the year ended October 31, 2019, aggregate purchases and sales of investment securities (excluding short-term investments) for the Fund were as follows:

Purchases	Sales
$103,044,259	$100,945,480

There were no government securities purchased or sold during the year.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser.  Pursuant to the Advisory Agreement, the Adviser manages the operations of the Fund and manages the Fund’s investments in accordance with the stated policies of the Fund. As compensation for the investment advisory services provided to the Fund, the Adviser will receive a monthly advisory fee equal to an annual rate of 1.75% of the Fund’s net assets. For the year ended October 31, 2019, the Adviser earned $170,520 of advisory fees.

The Adviser has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary court of such Fund’s business) to not more than 2.25% through at least February 28, 2020. For the year ended October 31, 2019, the Adviser waived advisory fees of $123,606.

Subject to approval by the Fund’s Board, each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. As of October 31, 2019, the total amount of expenses waived/reimbursed subject to recapture, pursuant to the waiver agreements was $184,991, of which $61,385 and $123,606 will expire on October 31, 2021 and October 31, 2022, respectively.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2019

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS (continued)

The Fund has entered into an Investment Company Services Agreement (“ICSA”) with M3Sixty Administration, LLC (“M3Sixty”). Pursuant to the ICSA, M3Sixty will provide day-to-day operational services to the Fund including, but not limited to: (a) Fund accounting services; (b) financial statement preparation; (c) valuation of the Fund’s portfolio securities; (d) pricing the Fund’s shares; (e) assistance in preparing tax returns; (f) preparation and filing of required regulatory reports; (g) communications with shareholders; (h) coordination of Board and shareholder meetings; (i) monitoring the Fund’s legal compliance; (j) maintaining shareholder account records.

For the year ended October 31, 2019, M3Sixty earned $84,232, including out of pocket expenses.

M3Sixty has also agreed to voluntarily waive certain fees until certain thresholds are met by the Fund.  During the year ended October 31, 2019, M3Sixty waived fees of $34,000, which are not eligible for recoupment by M3Sixty.

Certain officers and a Trustee of the Fund are also employees of M3Sixty.

The Fund has entered into a Distribution Agreement with Matrix 360 Distributors, LLC (“M3SixtyD”). Pursuant to the Distribution Agreement, M3SixtyD provides distribution services to the Fund. M3SixtyD serves as underwriter/distributor of the Fund. M3SixtyD is an affiliate of M3Sixty.

The Fund has adopted a Distribution Plan (“Plan”) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Fund may expend up to 0.25% for Investor Class shares of the Fund’s average daily net assets annually to pay for any activity primarily intended to result in the sale of shares of the Fund and the servicing of shareholder accounts, provided that the Board have approved the category of expenses for which payment is being made.

For the year ended October 31, 2019 the Fund accrued $24,360 in 12b-1 expenses attributable to Investor Class shares.

7.	TAX MATTERS

For U.S. Federal income tax purposes, the cost of securities owned, gross appreciation, gross depreciation, and net unrealized appreciation/(depreciation) of investments at October 31, 2019 were as follows:

Cost	Gross Appreciation	Gross Depreciation	Net Depreciation
$10,136,587	$173,839	$(955,010)	$(781,171)

The difference between book basis and tax basis unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

The tax character of distributable earnings (deficit) at October 31, 2019 was as follows:

Undistributed Ordinary Income	Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Depreciation	Total Accumulated Deficit
$—	$(39,385)	$(86,110)	$—	$(781,171)	$(906,666)

At October 31, 2019, the Fund had $54,464 of non-expiring short-term capital loss carry forwards and $31,646 of non-expiring long-term capital loss carryforwards for federal income tax purposes available to offset future capital gains.

Under current tax law, net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year. As of October 31, 2019, the Fund elected to defer net post-December ordinary losses of $39,385.

Permanent book and tax differences, primarily attributable to the reclass of net ordinary losses to paid-in capital, resulted in reclassifications for the year ended October 31, 2019 as follows:

Paid-in Capital	Distributable Earnings
$(3,566)	$3,566

Powell Alternative Income Strategies Fund	ANNUAL REPORT

NOTES TO THE FINANCIAL STATEMENTS

October 31, 2019

7.	TAX MATTERS (continued)

During the year ended October 31, 2019 the Fund distributed $630,275 of ordinary income.

The Fund did not pay any distributions during the period from April 18, 2018 (commencement of operations) through October 31, 2018.

8.	BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2019, TD Ameritrade, Inc. and Charles Schwab & Co. held 52.24% and 41.77%, respectively, of the Fund’s shares in omnibus accounts for the sole benefit of its customers. The Trust does not know whether any of the underlying beneficial shareholders of the omnibus accounts held by TD Ameritrade, Inc. and Charles Schwab Co. own more than 25% of the voting securities of the Fund.

9.	COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Trust may enter into contracts that may contain a variety of representations and warranties and provide general indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

10.	RECENT ACCOUNTING PRONOUNCEMENTS

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (ASU) No. 2018-13 “Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”) which includes amendments intended to improve the effectiveness of disclosures in the notes to financial statements. For example, ASU 2018-13 includes additional disclosures regarding the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and clarifications to the narrative description of measurement uncertainty disclosures. ASU 2018-13 is effective for interim and annual periods beginning after December 15, 2019. Management has evaluated the implications of certain provisions of ASU 2018-13 and has elected to early adopt all aspects of the amendments effective with the Fund’s financial statements within this Annual Report.

11.	SUBSEQUENT EVENTS

The Board of the Trust approved a Plan of Liquidation for the Fund, which became effective on November 13, 2019. The Adviser recommended that the Board approve the Plan due to insufficient assets. As a result, the Board concluded that it was in the best interest of the Fund’s shareholders to liquidate the Fund. The Fund liquidated on December 13, 2019.

In accordance with GAAP, management has evaluated the impact of all other subsequent events of the Fund through the date the financial statements were issued, and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of 360 Funds

and the Shareholders of Powell Alternative Income Strategies Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Powell Alternative Income Strategies Fund, a series of shares of beneficial interest in 360 Funds (the “Fund”), including the schedule of investments, as of October 31, 2019, and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period April 18, 2018 (commencement of operations) through October 31, 2018, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2019, and the results of its operations for the year then ended and the changes in its net assets and its financial highlights for the year then ended and for the period April 18, 2018 through October 31, 2018, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities law and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risk of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2019 by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

BBD, LLP

We have served as the auditor of one or more of the Funds in the 360 Funds since 2018.

Philadelphia, Pennsylvania

December 30, 2019

Powell Alternative Income Strategies Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

October 31, 2019 (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available without charge, upon request, by calling 1-877-244-6235; and on the Commission’s website at http://www.sec.gov.

Shareholder Tax Information - The Fund is required to advise you within 60 days of the Fund’s fiscal year end regarding the federal tax status of distributions received by shareholders during the fiscal year.  During the year ended October 31, 2019 the Fund distributed $630,275 of ordinary income.

Tax information is reported from the Fund’s fiscal year and not calendar year, therefore, shareholders should refer to their Form 1099-DIV or other tax information which will be mailed in 2020 to determine the calendar year amounts to be included on their 2019 tax returns. Shareholders should consult their own tax advisors.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

October 31, 2019 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited)

The Trustees are responsible for the management and supervision of the Fund. The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Fund; and oversee activities of the Fund. The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling (877) 244-6235.

Trustees and Officers.  Following are the Trustees and Officers of the Trust, their age and address, their present position with the Trust or the Fund, and their principal occupation during the past five years. Each of the Trustees of the Trust will generally hold office indefinitely. The Officers of the Trust will hold office indefinitely, except that: (1) any Officer may resign or retire and (2) any Officer may be removed any time by written instrument signed by at least two-thirds of the number of Trustees prior to such removal. In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Adviser, are indicated in the table. The address of each trustee and officer is 4300 Shawnee Mission Parkway, Suite 100, Fairway, KS 66205.

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Independent Trustees
Arthur Q. Falk YOB : 1937	Trustee	Since 2011	Retired. President, Murray Hill Financial Marketing, (financial marketing consultant) (1990–2012).	Ten	None
Tom M. Wirtshafter YOB : 1954	Trustee	Since 2011	Senior Vice President, American Portfolios Financial Services, (broker-dealer), American Portfolios Advisors (investment adviser) (2009-Present).	Ten	None
Gary W. DiCenzo YOB: 1962	Trustee and Independent Chairman	Since 2014 Since 2019	Chief Executive Officer, Cognios Capital (investment management firm) (2015-present); President and CEO, IMC Group, LLC (asset management firm consultant) (2010-2015).	Ten	FNEX Ventures (2018-present)
Steven D. Poppen YOB : 1968	Trustee	Since 2018	Executive Vice President and Chief Financial Officer, Minnesota Vikings (professional sports organization) (1999-present).	Ten	M3Sixty Funds Trust (3 portfolios) (2015 – present); FNEX Ventures (2018- present)
Thomas J. Schmidt YOB: 1963	Trustee	Since 2018	Principal, Tom Schmidt & Associates Consulting, LLC (2015-Present); Vice President of the Mutual Fund and Alternative Investment Full Service Transfer Agent (1986-2014).	Ten	FNEX Ventures (2018-present)
Interested Trustee*
Randall K. Linscott YOB: 1971	President	Since 2013

Chief Executive Officer, M3Sixty Administration, LLC (2013 – present); Chief Operating Officer, M3Sixty Administration LLC (2011-2013); Division Vice President, Boston Financial Data Services, (2005-2011).

				Ten	M3Sixty Funds Trust (3 portfolios) (2015 – present)

* The Interested Trustee is an Interested Trustee

Powell Alternative Income Strategies Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

October 31, 2019 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Trust	Length of Service	Principal Occupation(s) During Past 5 Years	Number of Series Overseen	Other Directorships During Past 5 Years
Officers
Andras P. Teleki YOB: 1971	Chief Compliance Officer and Secretary	Since 2015

Chief Legal Officer, M3Sixty Administration, LLC, M3Sixty Holdings, LLC, Matrix 360 Distributors, LLC and M3Sixty Advisors, LLC (2015-present); Chief Compliance Officer and Secretary, M3Sixty Funds Trust (2016-present); Chief Compliance Officer and Secretary, WP Trust (2016-present); Secretary and Assistant Treasurer, Capital Management Investment Trust (2015); Partner, K&L Gates (2009-2015).

				N/A	N/A
Brandon J. Byrd YOB: 1981	Assistant Secretary and Anti-Money Laundering Officer	Since 2013

Chief Operating Officer, M3Sixty Administration, LLC (2013-present); Anti-Money Laundering Compliance Officer, Monteagle Funds (2015-2016); Division Manager - Client Service Officer, Boston Financial Data Services (mutual find service provider) (2010-2012).

				N/A	N/A
	Vice President	Since 2018
Larry E. Beaver, Jr.** YOB: 1969	Assistant Treasurer	Since 2017

Fund Accounting, Administration and Tax Officer, M3Sixty Administration, LLC (2017-Present); Director of Fund Accounting & Administration, M3Sixty Administration, LLC (2005-2017); Chief Accounting Officer, Amidex Funds, Inc. (2003-Present); Assistant Treasurer, Capital Management Investment Trust (July 2017-Present); Assistant Treasurer, M3Sixty Funds Trust (July 2017-Present; Assistant Treasurer, WP Funds Trust (July 2017-Present); Treasurer and Assistant Secretary, Capital Management Investment Trust (2008-July 2017); Treasurer, 360 Funds Trust (2007-2017); Treasurer, M3Sixty Funds Trust (2015-July 2017); Treasurer, WP Trust (2015-July 2017); Treasurer and Chief Financial Officer, Monteagle Funds (2008-2016).

				N/A	N/A
John H. Lively YOB: 1969	Assistant Secretary	Since 2017	Attorney, Practus, LLP (law firm) (2010-present).	N/A	N/A
Ted L. Akins YOB: 1974	Assistant Secretary	Since 2018	Vice President of Operations, M3Sixty Administration, LLC (2012-present).	N/A	N/A

** Effective December 28, 2018, Larry E. Beaver, Jr. was assigned as Interim Treasurer until a new Treasurer is appointed by the Board.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

ADDITIONAL INFORMATION

October 31, 2019 (Unaudited)

BOARD OF TRUSTEES, OFFICERS AND PRINCIPAL SHAREHOLDERS - (Unaudited) (continued)

Remuneration Paid to Trustees and Officers - Officers of the Trust and Trustees who are “interested persons” of the Trust or the Adviser will receive no salary or fees from the Trust. Officers of the Trust and interested Trustees do receive compensation directly from certain service providers to the Trust, including Matrix 360 Distributors, LLC and M3Sixty Administration, LLC.  Each Trustee who is not an “interested person” received a fee of $1,500 each year plus $200 per Board or committee meeting attended. Effective April 25, 2019, each Trustee who is not an “interested person” (an “Independent Trustee”) will receive a $5,000 annual retainer (paid quarterly). In addition, each Independent Trustee will receive, on a per fund basis: (i) a fee of $1,500 per fund each year (paid quarterly); (ii) a fee of $200 per Board meeting attended; and (iii) a fee of $200 per committee meeting attended. The Trust will also reimburse each Trustee for travel and other expenses incurred in connection with, and/or related to, the performance of their obligations as a Trustee. Officers of the Trust will also be reimbursed for travel and other expenses relating to their attendance at Board meetings.

Name of Trustee[1]	Aggregate Compensation From each Fund[2]	Pension or Retirement Benefits Accrued As Part of Portfolio Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From the Fund Paid to Trustees[2]
Independent Trustees
Arthur Q. Falk	$2,529	None	None	$2,529
Tom M. Wirtshafter	$2,529	None	None	$2,529
Gary W. DiCenzo	$2,529	None	None	$2,529
Steven D. Poppen	$2,529	None	None	$2,529
Thomas J. Schmidt	$2,529	None	None	$2,529
Interested Trustees and Officers
Randall K. Linscott	None	Not Applicable	Not Applicable	None

1 Each of the Trustees serves as a Trustee to each Series of the Trust. The Trust currently offers ten (10) series of shares.

2 Figures are for the year ended October 31, 2019.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

INFORMATION ABOUT YOUR FUND’S EXPENSES - (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first section of the table provides information about actual account values and actual expenses (relating to the example $1,000 investment made at the beginning of the period). You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second section of the table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), CDSC fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the period from 05/01/2019 through 10/31/2019
	Beginning Account Value (05/01/2019)	Annualized Expense Ratio for the Period	Ending Account Value (10/31/2019)	Expenses Paid During Period (a)
Actual Fund Return (in parentheses)
Investor Class (-0.33%)	$1,000.00	2.61%	$996.70	$13.14
Hypothetical 5% Fund Return
Investor Class	$1,000.00	2.61%	$1,012.05	$13.24

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-244-6235. Please read it carefully before you invest or send money.

Powell Alternative Income Strategies Fund	ANNUAL REPORT

INFORMATION ABOUT YOUR FUND’S EXPENSES - (Unaudited) (continued)

Total Fund operating expense ratios as stated in the current Fund prospectus dated February 28, 2019 for the Fund were as follows:
Powell Alternative Income Strategies Fund Investor Class shares before fees waived and expense reimbursed	5.17%
Powell Alternative Income Strategies Fund Investor Class shares after fees waived and expense reimbursed	2.61%

Powell Capital LLC (the “Adviser”) has entered into an Expense Limitation Agreement with the Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in an amount that limits the Fund’s annual operating expenses (exclusive of interest, distribution fees pursuant to Rule 12b-1 plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary court of such Fund’s business) to not more than 2.25% through at least February 28, 2020. ’Each waiver or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. Total Gross Operating Expenses during the year ended October 31, 2019 were 4.17% for the Powell Alternative Income Strategies Fund Investor Class shares.  Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 6) sections of this report for expense related disclosures during the year ended October 31, 2019.

360 FUNDS

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INVESTMENT ADVISER

Powell Capital, LLC

938 Broadway

Court C, 2nd Floor

Tacoma, WA 98407

ADMINISTRATOR & TRANSFER AGENT

M3Sixty Administration, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

DISTRIBUTOR

Matrix 360 Distributors, LLC

4300 Shawnee Mission Parkway

Suite 100

Fairway, KS 66205

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

BBD, LLP

1835 Market Street

3rd Floor

Philadelphia, PA 19103

LEGAL COUNSEL

Practus, LLP

11300 Tomahawk Creek Parkway

Suite 310

Leawood, KS 66211

CUSTODIAN BANK

Fifth Third Bank

Fifth Third Center
38 Fountain Square Plaza
Cincinnati, OH 45263

ITEM 2.	CODE OF ETHICS.

(a)

The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(d)	The registrant’s Code of Ethics is filed herewith.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant’s Board of Trustees has determined that Tom Wirtshafter serves on its audit committee as the “audit committee financial expert” as defined in Item 3.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.  The aggregate fees billed for the year ended October 31, 2019 and the period from April 18, 2018 (commencement of operations) through October 31, 2018 for professional services rendered by the principal accountants for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $12,700 with respect to the registrant’s year ended October 31, 2019 and $13,000 with respect to the registrant’s period from April 18, 2018 (commencement of operations) through October 31, 2018.

(b)

Audit-Related Fees.    There were no fees billed during the year ended October 31, 2019 or for the period from April 18, 2018 (commencement of operations) through October 31, 2018 for assurances and related services by the principal accountants that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)

Tax Fees. The aggregate fees billed in the year ended October 31, 2019 and the period from April 18, 2018 (commencement of operations) through October 31, 2018 for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $3,000 with respect to the registrant’s year ended October 31, 2019 and $3,000 with respect to the registrant’s period from April 18, 2018 (commencement of operations) through October 31, 2018.  The services comprising these fees are the preparation of the registrant’s federal and state income tax returns, review of calculations of required excise distributions and preparation of federal excise tax returns.

(d)

All Other Fees.   The aggregate fees billed in the year ended October 31, 2019 and the period from April 18, 2018 (commencement of operations) through October 31, 2018 for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 with respect to the fiscal year ended October 31, 2019 and $0 for the period from April 18, 2018 (commencement of operations) through October 31, 2018.

(e)(1)

The audit committee does not have pre-approval policies and procedures.  Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

(f)

Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the year ended October 31, 2019 and the period from April 18, 2018 (commencement of operations) through October 31, 2018 that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the year ended October 31, 2019 and the period from April 18, 2018 (commencement of operations) through October 31, 2018 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser during the year ended October 31, 2019 or the period from April 18, 2018 (commencement of operations) through October 31, 2018.

(h)	There were no non-audit services rendered to the registrant’s investment adviser.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULES OF INVESTMENTS

Included in annual report to shareholders filed under item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable as the Fund is an open-end management investment company.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable as the Fund is an open-end management investment company.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable as the Fund is an open-end management investment company.

ITEM 13.	EXHIBITS

(1)	Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(3)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

360 Funds

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Randy Linscott
By Randy Linscott
Principal Executive Officer,
Date: January 7, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Larry E. Beaver, Jr.
By Larry E. Beaver, Jr.
Assistant Treasurer and Acting Principal Financial Officer
Date: January 7, 2020